PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 115,489	$ 100,009
Right-of-use assets	4,100	3,300
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	103,008	88,071
Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,074	28,384
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(18,593)	(16,446)
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,317	45,206
Renewable Power | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30,588	28,838	$ 27,820
Renewable Power | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,138	24,238	20,465
Renewable Power | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(8,409)	(7,870)	(6,690)
Private Equity and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,653	14,204
Private Equity and Other [Member] | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,255	18,770
Private Equity and Other [Member] | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,022)	(873)
Private Equity and Other [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,580)	(3,693)
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	38,655	32,167
Infrastructure | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	39,769	31,212	22,454
Infrastructure | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,077	4,626	3,777
Infrastructure | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,191)	(3,671)	(2,459)
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,864	8,432	9,729
Real Estate | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,396	9,251	9,890
Real Estate | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	881	393	1,366
Real Estate | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,413)	(1,212)	$ (1,527)
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	5,800	3,900
Right-of-use assets	7,000	6,700
Property, plant and equipment [member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	415	393
Property, plant and equipment [member] | Private Equity and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,700	1,300
Property, plant and equipment [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	4,000	4,100
Property, plant and equipment [member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 905	$ 856